Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from operations [Line Items]
Wages and salaries	€ 5,635	€ 5,594	€ 5,014
Share-based compensation costs	97	104	115
Post-employment benefits costs	402	439	396
Social security contributions	567	590	529
Voluntary social security contributions	202	225	192
Employee benefits expense	€ 6,903	€ 6,952	€ 6,246